GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of goodwill

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited

Balance as of January 1	1,069,603	1,096,972	159,549
Gross goodwill	1,069,603	1,096,972	159,549
Accumulated impairment losses	—	—	—
Net goodwill as of January 1	1,069,603	1,096,972	159,549
Goodwill acquired during the year	31,249	45,206	6,574
Goodwill disposed during the year	(3,880)	(74)	(11)
Foreign exchange difference	—	43	6
Impairment loss	—	(505,000)	(73,449)

Balance as of December 31	1,096,972	637,147	92,669
Gross goodwill	1,096,972	1,142,147	166,118
Accumulated impairment expense	—	(505,000)	(73,449)
Net goodwill as of December 31	1,096,972	637,147	92,669